Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 1,173,680	$ 1,084,838	$ 7,600	€ 7
Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	52,204
Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	1,415
Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	258,528
2024 [Member]
Repayment schedule [Abstract]
Corporate debt		34,022
2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	313,831	179,059
2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	150,690	320,956
2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	397,012	153,998
2028 [Member]
Repayment schedule [Abstract]
Corporate debt		396,803
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	120	9,889
2017 Credit Facility [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	120
2017 Credit Facility [Member] | Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		13
2017 Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	9,876
2017 Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	145,323	54,688
Revolving Credit Facility [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	799
Revolving Credit Facility [Member] | Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	144,524
Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		261
Revolving Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	54,427
Revolving Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	41,859	25,691
Commercial Paper [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	41,859
Commercial Paper [Member] | Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		25,691
Commercial Paper [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	311,764	318,842
2020 Green Private Placement [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	170
2020 Green Private Placement [Member] | Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		174
2020 Green Private Placement [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	311,594	0
2020 Green Private Placement [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	318,668
2020 Green Private Placement [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	149,085	152,356
2020 Note Issuance Facility [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Note Issuance Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	149,085	0
2020 Note Issuance Facility [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	152,356
2020 Note Issuance Facility [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	111,746	112,128
Green Exchangeable Notes [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	958
Green Exchangeable Notes [Member] | Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	110,788
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		2,108
Green Exchangeable Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	110,020
Green Exchangeable Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	401,280	396,927
Green Senior Notes [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	5,088
Green Senior Notes [Member] | Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		963
Green Senior Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	396,192	0
Green Senior Notes [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		395,964
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	12,503	14,317
Other Bank Loans [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	3,210
Other Bank Loans [Member] | Between January and March 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	1,415
Other Bank Loans [Member] | Between April and December 2025
Repayment schedule [Abstract]
Corporate debt	3,216
Other Bank Loans [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		4,812
Other Bank Loans [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	2,237	4,736
Other Bank Loans [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	1,605	2,288
Other Bank Loans [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	$ 820	1,642
Other Bank Loans [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		$ 839